Warrant liability - Schedule of assumptions used to estimate fair value of warrants (Details) - Warrant liability [Member]	Sep. 30, 2025 CAD_per_Share Year	Mar. 31, 2025 CAD_per_Share Year
Stock price [Member]
Class of Warrant or Right [Line Items]
Measurement input | CAD_per_Share	5.61	2.1
Risk-free interest rate [Member]
Class of Warrant or Right [Line Items]
Measurement input	2.39	2.43
Expected life (years) [Member]
Class of Warrant or Right [Line Items]
Measurement input | Year	1.24	1.75
Annualized volatility [Member]
Class of Warrant or Right [Line Items]
Measurement input	84	85
Dividend rate [Member]
Class of Warrant or Right [Line Items]
Measurement input	0	0